Income taxes - Schedule of Net Changes in Deferred Income Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	R$ (182,094)	R$ (182,445)
Losses available for offsetting against future taxable income	(39,949)	(46,177)
Deferred tax relating to tax credit carryforward	51,063	(2,720)
Credited (charged) directly to equity	(13,972)	1,608
Tax deductible goodwill	(12,226)	61,127
Deferred tax relating to share-based compensation	6,535	6,354
Assets at FVOCI	(14,020)	7,758
Assets at FVPL	(69,357)	0
Deferred income taxes arising from business combinations	(8,152)	5,890
Temporary differences under FIDC	1,563	(27,806)
Technological innovation benefit	(5,968)	(6,385)
Deferred tax ending balance	(77,611)	(182,094)
Deferred tax, net	(182,094)	(182,094)
Losses available for offsetting against future taxable income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(124,530)
Deferred tax ending balance	(84,581)	(124,530)
Deferred tax, net	(124,530)	(124,530)
Tax credit carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(34,932)
Deferred tax ending balance	(85,995)	(34,932)
Deferred tax, net	(34,932)	(34,932)
Tax deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(61,127)
Deferred tax ending balance	(48,901)	(61,127)
Deferred tax, net	(61,127)	(61,127)
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(26,158)
Deferred tax ending balance	(32,693)	(26,158)
Deferred tax, net	(26,158)	(26,158)
Assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(39,060)
Deferred tax ending balance	(25,040)	(39,060)
Deferred tax, net	(39,060)	(39,060)
Assets at FVPL
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	5,931
Deferred tax ending balance	75,288	5,931
Deferred tax, net	5,931	5,931
Temporary differences under FIDC
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	68,099
Deferred tax ending balance	66,536	68,099
Deferred tax, net	68,099	68,099
Deferred income taxes arising from business combinations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	30,961
Deferred tax ending balance	39,113	30,961
Deferred tax, net	30,961	30,961
Technological innovation benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	9,464
Deferred tax ending balance	15,432	9,464
Deferred tax, net	9,464	9,464
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax beginning balance	(10,742)
Deferred tax ending balance	3,230	(10,742)
Deferred tax, net	R$ (10,742)	R$ (10,742)